Leases - Operating Lease, Liability, Maturity (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2024 (remainder)	$ 2,316
2025	3,164	$ 3,077
2026	3,248	3,164
2027	3,017	3,248
2028	946	3,017
Thereafter	0
Total future minimum lease payments	12,691	13,452
Less: Imputed interest	2,234	2,497
Total operating lease liabilities	$ 10,457	$ 10,955